[Letterhead of Wachtell, Lipton, Rosen & Katz]

May 3, 2011

VIA EDGAR AND HAND DELIVERY

Michael McTiernan

Assistant Director

Division of Corporation Finance U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-0005

Re:	Alpha Beta Netherlands Holding N.V.
Amendment No. 2 to Registration Statement on Form F-4
Filed May 2, 2011
File Number 333-173347

Dear Mr. McTiernan:

On behalf of Alpha Beta Netherlands Holding N.V. (“Holdco”), set forth below are responses to the comments of the Staff of the Division of Corporation Finance (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) set forth in your letter, dated May 3, 2011, with respect to the filing referenced above. We have included in this letter, where relevant, responses forwarded to us by counsel to, and/or representatives of, Holdco, NYSE Euronext and Deutsche Börse AG (“Deutsche Börse”) regarding the Staff’s comments relating to the filing referenced above. For the Staff’s convenience, the text of the Staff’s comments is set forth below in bold followed in each case by the response.

With this letter, Holdco is filing Amendment No. 3 (“Amendment No. 3”) to its Registration Statement on Form F-4 (the “Registration Statement”). We are providing supplementally to the Staff six copies of a version of Amendment No. 3 that has been marked by the printers to show the changes to the Registration Statement that was filed on May 2, 2011. All page references in the responses set forth below are to the pages of Amendment No. 3 that has been marked by the financial printers. All capitalized terms not herein defined have the meanings ascribed to them in Amendment No. 3.

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

May 3, 2011

General

1.	We refer you to comment 1 in our letter dated April 28, 2011, and the text included on page 241 of the Registration Statement in response to the comment. Please clarify to us, and in the new disclosure on page 241, what you mean by “all other relevant accounts” in the first paragraph of the new text on page 241. It is not clear from the current disclosure whether Clearstream holds some Iranian customer accounts that are not blocked pursuant to the EU and U.S. Iran sanctions regulations and, if such is the case, why only certain of the Iranian customer accounts are blocked.

The Registration Statement has been revised on page 241 in response to the Staff’s comment.

2.	Please update the disclosure to address recent developments with respect to the potential competing bid by the NASDAQ OMX Group for NYSE Euronext. We note that NASDAQ OMX Group filed a Form 8-K stating that it will file an exchange offer/prospectus with respect to its exchange offer during May, in which it will offer to exchange each share of NYSE Euronext for $14.24 in cash, 0.4069 shares of NASDAQ OMX common stock and 0.1436 shares of ICE common stock. Describe any risks presented by this potential competing offer by the NASDAQ OMX Group.

The Registration Statement has been revised on pages 73 and 100 in response to the Staff’s comment.

Dilution, page 181

3.	We note your response to our prior comment 12 and your revision to your filing. Please revise your filing to include disclosure for the change in per share amount and percentage change for net tangible book value, as you have provided for net book value on page 182.

The Registration Statement has been revised on page 182 in response to the Staff’s comment.

4.	We note your column for ‘NYSE Euronext equivalent’ and footnote (4) to the table on page 181. Please tell us how you determined it was appropriate to allocate 0.47 of Holdco’s ‘Net book value per share’ and ‘Net tangible book value per share’ in this column.

The Registration Statement has been revised on page 181 in response to the Staff’s comment to provide an allocation 40% of Holdco’s “Net book value per share” and “Net tangible book value per share” in that column.

Management’s Discussion and Analysis of Financial Condition and Results of Operations of Deutsche Börse Group

Results of operations, financial position and net assets as of 1st Quarter 2011

Operating efficiency programme, page 303

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

May 3, 2011

5.	We note your disclosure that Deutsche Börse Group expects a savings volume of around €115 million and that Deutsche Börse Group issued guidance for 2011 operating costs of €890 million. Please tell us how this disclosure complies with Item 10(b) of Regulation S-K.

The Registration Statement has been revised on page 303 in response to the Staff’s comment.

Financial position

Cash flow, page 307

6.	Please tell us how your presentation of free cash flow complies with Item 10(e) of Regulation S-K.

The Registration Statement has been revised on page 308 in response to the Staff’s comment to remove discussion of free cash flow.

Capital management, page 308

7.	Please tell us how your presentation of relevant interest expense and EBITDA complies with Item 10(e) of Regulation S-K.

The Registration Statement has been revised on page 308 in response to the Staff’s comment to remove discussion of EBITDA.

Incorporation of Certain Documents by Reference, page 504

8.	We note that you have revised the incorporation by reference table to remove the NYSE Euronext Form 10-K, but that you continue to incorporate by reference certain Forms 8-K and subsequently filed Exchange Act reports. Please advise us how this is consistent with the incorporation by reference provisions of Form F-4. Alternatively, please either incorporate the Form 10-K or cease utilizing the incorporation by reference provisions.

The Registration Statement has been revised on page 504 in response to the Staff’s comment to add back the reference to the NYSE Euronext Form 10-K.

Consolidated Financial Statements of Deutsche Börse AG

Report of Independent Registered Public Accounting Firm, page FIN-52

9.	Please have your auditors revise their opinion to include the country from which the audit report has been issued. Reference is made to PCAOB AS 1.

The Registration Statement has been revised on pages FIN-52 and Fin-53 in response to the Staff’s comment.

Unaudited Condensed Consolidated Interim Financial Statements of Deutsche Börse Group

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

May 3, 2011

Notes to the condensed consolidated interim financial statements (unaudited)

1. Accounting policies, page FIN-171

10.	Please revise your filing to explicitly state that the interim financial statements comply with IAS 34.

The Registration Statement has been revised on page FIN-171 in response to the Staff’s comment.

Exhibit 5—Legal Opinions

11.	We note your revised disclosure on page 414 regarding the registrant’s capital increase, including the statement that Holdco will not have sufficient authorized shares until immediately before the issuance of the shares on the closing date. We also note your revisions to the Exhibit 5 opinions. Because the legal opinions are subject to conditions related to authorization, please acknowledge that you will file unqualified opinions from counsel by post-effective amendment or on Form 6-K (assuming you are permitted to forward incorporate by reference) before closing.

Holdco confirms that at or prior to closing, it will file, by post-effective amendment (or, if incorporation by forward reference is permitted, on Form 6-K), opinions from counsel that omit qualifications relating to authorization.

Intended Structural Measures, ALT-90

12.	Refer to your response to prior comment 34 and the revised disclosure on pages ALT-93 and ALT-94. Confirm in the prospectus that US shareholders will be included in any subsequent squeeze out transaction, and will be treated the same as other shareholders.

The Registration Statement has been revised on pages ALT-91 in response to the Staff’s comment.

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If you have any questions, please do not hesitate to contact the undersigned at (212) 403-1327 or David K. Lam at (212) 403-1394 of Wachtell Lipton, or Scott I. Sonnenblick of Linklaters LLP at (212) 903-9292.

Very truly yours,

/s/ David C. Karp

David C. Karp

Enclosures

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

May 3, 2011

cc:	Connie Kiggins

Drew Zimmerman

Jennifer Monick

Kevin Woody

Christina Chalk

Angela McHale

John Roeser

Securities and Exchange Commission

Marcus P. Thompson

Stéphane Biehler

Alpha Beta Netherlands Holding N.V.

Duncan L. Niederauer

John K. Halvey

NYSE Euronext

Reto Francioni

Roger Müller

Deutsche Börse AG

Scott I. Sonnenblick

Linklaters LLP

David K. Lam

Wachtell, Lipton, Rosen & Katz